LEASES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 3,065	$ 3,350
Operating lease liabilities	396	365
Non-current lease liabilities	$ 3,887	$ 4,283
Weighted average discount rate, percentage	4.40%
Weighted average remaining lease term (in years)	8 years 2 months 1 day
Operating lease future minimum payments receivable	$ 200